As filed with the Securities and Exchange Commission on December 23, 1996
                                             Registration No. 33-92982
                                             Registration No. 811-9054

                     SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C.  20549

                                 FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No. ___
                     Post-Effective Amendment No.  3               X
                                   and/or

                      REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940

                            Amendment No.   3                      X

                      (Check appropriate box or boxes)

                         WINTHROP OPPORTUNITY FUNDS
             (Exact name of registrant as specified in charter)

                              277 Park Avenue
                         New York, New York  10172
                  (Address of Principal Executive Offices)

                               (212) 892-4000
            (Registrant's Telephone Number, Including Area Code)
                             Brian A. Kammerer
                              277 Park Avenue
                                 24th Floor
                         New York, New York  10172
                  (Name and Address of Agent for Service)

                                  Copy to:
                           Philip H. Harris, Esq.
                  Skadden, Arps, Slate, Meagher & Flom LLP
                              919 Third Avenue
                              New York, New York  10022

     It is proposed that this filing will become effective (check appropriate box)
     [   ]     Immediately upon filing pursuant to paragraph (b)
     [ x ]     on January 24, 1997 pursuant to paragraph (b), or
     [   ]     60 days after filing pursuant to paragraph (a)(1)
     [   ]     on (date) pursuant to paragraph (a)(1)
     [   ]     75 days after filing pursuant to paragraph (a)(2), or
     [   ]     on (date) pursuant to paragraph (a)(2) of Rule 485
     [ x ]     this post-effective amendment designates a new
               effective date for a previously filed post-effective amendment


     PART A FOR THE WINTHROP MUNICIPAL MONEY FUND AND WINTHROP U.S. GOVERNMENT MONEY FUND

     N-1A Items 1-9 are incorporated by reference to Post-Effective Amendment No. 2 to N-1A Registration Statement No. 811-9054, as filed with the Commission on October 11, 1996.

     PART B FOR THE WINTHROP MUNICIPAL MONEY FUND AND WINTHROP U.S. GOVERNMENT MONEY FUND

     N-1A Items 10-23 are incorporated by reference to Post-Effective Amendment No. 2 to N-1A Registration Statement No. 811-9054, as filed with the Commission on October 11, 1996.

     PART C FOR THE WINTHROP MUNICIPAL MONEY FUND AND WINTHROP U.S. GOVERNMENT MONEY FUND

     N-1A Items 24-32 are incorporated by reference to Post-Effective Amendment No. 2 to N-1A Registration Statement No. 811-9054, as filed with the Commission on October 11, 1996.


                                 SIGNATURES

               The Registrant certifies that this Post-Effective Amendment No. 3 to the Registration Statement meets all the requirements for effectiveness under Rule 485(b) of the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than as stated herein, has occurred since October 11, 1996 (the filing date of Post-Effective Amendment No. 2). Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment No. 3 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 23rd day of December, 1996.

                                         Winthrop Opportunity Funds

                                         By:/s/ G. Moffett Cochran
                                            Name:  G. Moffett Cochran
                                            Title:  President


                             POWER OF ATTORNEY

          KNOW ALL MEN BY THESE PRESENTS, that each person whose name appears below constitutes and appoints G. Moffett Cochran his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign any and all amendments (including post-effective amendments) to this Registration Statement and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and sent full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent or his substitutes, may lawfully do or cause to be done by virtue hereof.

          This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed and original, but which taken together shall constitute one instrument.

          Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date included:

         Signature                 Title                       Date

     /s/ G. Moffett Cochran
     _________________________   Trustee and President        December 23, 1996
     G. Moffett Cochran

     /s/ Martin Jaffe
     _________________________   Trustee and Vice President,  December 23, 1996
     Martin Jaffe                Secretary and Treasurer

     /s/ Robert E. Fisher
     _________________________   Trustee                      December 23, 1996
     Robert E. Fisher

     /s/ Wilmot H. Kidd III
     _________________________   Trustee                      December 23, 1996
     Wilmot H. Kidd III

     /s/ John W. Waller III
     _________________________   Trustee                      December 23, 1996
     John W. Waller III